Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2023
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Capital Commitments
Commitments and guarantees

	SA Rand
Figures in million	2023	2022
Capital expenditure commitments
Contracts for capital expenditure	1 893	1 839
Share of joint operation's contracts for capital expenditure	160	105
Authorised by the directors but not contracted for[1]	8 525	6 300
Total capital commitments	10 578	8 244
[1]    The increase mainly relates to solar projects of approximately R1 700 million as well as additional capital for the ramping up of the Zaaiplaats and Kareerand projects, and an increase in the translation of the Hidden Valley mine commitments due to the weakening of the Rand to the US$.

Disclosure of Guarantees

	SA Rand
Figures in million	2023	2022
Guarantees
Guarantees and suretyships[1]	500	500
Environmental guarantees[2]	500	479
Total guarantees	1 000	979
[1] The guarantees and suretyships mainly relate to Eskom guarantees.
2    At 30 June 2023 R181 million (2022: R150 million) has been pledged as collateral for environmental guarantees in favour of certain financial institutions. Refer to note 17.